Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pmcmngact-20170324_SupplementTextBlock
PIMCO Managed Accounts Trust
Supplement Dated March 24, 2017 to the
Prospectus
dated February 29, 2016, as supplemented (the "Prospectus")
Disclosure Related to Fixed Income SHares: Series LD (the "Portfolio")
Effective April 23, 2017, the disclosure in the second paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following.
The average duration of the Portfolio will normally be between zero and five years; however, the duration of the Portfolio will vary based on PIMCO's forecast for interest rates. The Portfolio's average duration may vary significantly from time to time, and there is no assurance that the Portfolio's duration will be within the zero to five year range at any time. The Portfolio may invest in instruments of any maturity or duration.

PIMCO Managed Accounts Trust
Supplement Dated March 24, 2017 to the
Prospectus
dated February 29, 2016, as supplemented (the "Prospectus")
Disclosure Related to Fixed Income SHares: Series R (the "Portfolio")
Effective April 23, 2017, the disclosure in the first sentence of the third paragraph of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following.
The Portfolio invests primarily in investment-grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated between Baa and B, inclusive, by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).

(PIMCO Managed Accounts Trust - Supplement) | (Fixed Income SHares: Series LD)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average duration of the Portfolio will normally be between zero and five years; however, the duration of the Portfolio will vary based on PIMCO's forecast for interest rates. The Portfolio's average duration may vary significantly from time to time, and there is no assurance that the Portfolio's duration will be within the zero to five year range at any time. The Portfolio may invest in instruments of any maturity or duration.

(PIMCO Managed Accounts Trust - Supplement) | (Fixed Income SHares: Series R)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in investment-grade securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated between Baa and B, inclusive, by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Portfolio may invest in mortgage-related securities rated below B).